UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2009

Item 1. Schedule of Investments.

FIMCO Select Fund
SCHEDULE OF INVESTMENTS at February 28, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS: 78.5%
	Aerospace & Defense: 2.5%
10,000	The Boeing Co.	$314,400

	Beverages: 4.7%
14,200	The Coca-Cola Co.[1]	580,070

	Chemicals: 1.3%
23,179	The Dow Chemical Co.	165,962

	Commercial Banks: 2.2%
23,000	Wells Fargo & Co.	278,300

	Communications Equipment: 2.6%
22,000	Cisco Systems, Inc.*	320,540

	Diversified Financial Services: 2.6%
22,000	Leucadia National Corp.	321,860

	Diversified Telecommunication Services: 3.5%
16,600	CenturyTel, Inc.[1]	437,078

	Electronic Equipment & Instruments: 0.8%
9,800	Tyco Electronics Ltd.	92,904

	Energy Equipment & Services: 0.2%
6,000	Helix Energy Solutions Group, Inc.*	18,660

	Food & Staples Retailing: 10.5%
5,900	Costco Wholesale Corp.[1]	249,806
21,500	Wal-Mart Stores, Inc.[1]	1,058,660
		1,308,466
	Health Care Equipment & Supplies: 2.1%
8,800	Medtronic, Inc.	260,392

	Hotels, Restaurants & Leisure: 2.7%
17,700	Penn National Gaming, Inc.*	337,893

	Household Durables: 1.4%
8,100	Whirlpool Corp.	180,063

	Industrial Conglomerates: 3.1%
25,000	General Electric Co.	212,750
8,500	Tyco International, Ltd.	170,425
		383,175
	Insurance: 10.0%
323	Berkshire Hathaway, Inc. - Class B*	828,172
1,600	Markel Corp.*[1]	425,296
		1,253,468
	Internet Software & Services: 2.3%
850	Google, Inc.*	287,291

	IT Services: 1.4%
15,900	The Western Union Co.[1]	177,444

	Machinery: 2.4%
12,075	PACCAR, Inc.[1]	302,720

	Media: 2.2%
775	The Washington Post Co. - Class B	279,380

	Oil & Gas: 4.6%
4,658	Chevron Corp.[1]	282,787
4,343	Exxon Mobil Corp.[1]	294,890
		577,677
	Oil, Gas & Consumable Fuels: 1.6%
5,469	ConocoPhillips[1]	204,267

	Pharmaceuticals: 4.6%
11,500	Johnson & Johnson[1]	575,000

	Road & Rail: 1.9%
4,000	Burlington Northern Santa Fe Corp.	235,080

	Software: 6.9%
31,600	Microsoft Corp.[1]	510,340
22,157	Oracle Corp.*[1]	344,320
		854,660
	Specialty Retail: 0.4%
90,900	Borders Group, Inc.*[1]	49,995

	TOTAL COMMON STOCKS
	(Cost $15,437,314)	9,796,745

	INVESTMENT COMPANIES: 8.8%
11,250	SPDR Trust Series 1	831,713
10,600	Utilities Select Sector SPDR Fund[1]	269,452
		1,101,165
	TOTAL INVESTMENT COMPANIES
	(Cost $1,354,461)	1,101,165

Principal
Amount		Value
	U.S. GOVERNMENT AGENCY ISSUE: 4.1%
$500,000	Federal Home Loan Mortgage Corp.
	3.200%, 06/30/2009	503,958

	TOTAL U.S. GOVERNMENT AGENCY ISSUE
	(Cost $500,467)	503,958

Contracts (100 shares per contract)		Value
	CALL OPTION PURCHASED: 0.0%
329	Borders Group, Inc.
	Expiration: January, 2010, Exercise Price: $5.00	1,645

	TOTAL CALL OPTION PURCHASED
	(Cost $177,297)	1,645

Principal
Amount		Value
	SHORT-TERM INVESTMENT: 7.2%
901,031	Fidelity Institutional Money Market Portfolio	901,031

	TOTAL SHORT-TERM INVESTMENT
	(Cost $901,031)	901,031

	TOTAL INVESTMENTS IN SECURITIES: 98.6%
	(Cost $18,370,570)	12,304,544
	Other Assets in Excess of Liabilities: 1.4%	180,803
	TOTAL NET ASSETS: 100.0%	$12,485,347

1	A portion of the security was purchased with the cash proceeds form securities sold short and is used for collateral on short sales.
*	Non-income producing security.

The cost basis of investments for federal income tax purposes at February 28, 2009 was as follows+:

Cost of investments	$18,381,032
Gross unrealized appreciation	1,219,018
Gross unrealized depreciation	(7,295,506)
Net unrealized appreciation	$(6,076,488)

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FIMCO Select Fund
SCHEDULE OF SECURITIES SOLD SHORT at February 28, 2009 (Unaudited)

Shares		Value
3,970	Apollo Group, Inc.	$287,825
14,416	Bed Bath & Beyond, Inc.	307,061
9,730	Best Buy Co, Inc.	280,419
60,000	Consumer Discretionary Select Sector SPDR Fund	1,051,800
11,814	Family Dollar Stores, Inc.	324,176
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $3,369,376)	$2,251,281

FAS 157 - Summary of Fair Value Exposure at February 28, 2009

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund has adopted FAS 157 effective December 31, 2007. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Level 2 - Level 3 -
Quoted prices in active markets for identical securities.
Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of February 28, 2009:

Description	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$11,800,586	$(2,251,281)
Level 2 - Other significant observable inputs	$503,958	$0
Level 3 - Significant unobservable inputs	$0	$0
Total	$12,304,544	$(2,251,281)

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Robert M. Slotky
Robert M. Slotky, President

Date     March 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Robert M. Slotky
Robert M. Slotky, President

Date     March 12, 2009

By (Signature and Title)*    /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date     March 23, 2009

* Print the name and title of each signing officer under his or her signature.